Shareholders’ Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Voting rights	Holders of Class A ordinary shares are entitled to one vote for each share.	Holders of Class A ordinary shares are entitled to one vote for each share.	Holders of Class A ordinary shares are entitled to one vote for each share.
Ordinary shares, issued	1,320,938	1,413,205	1,359,487
Ordinary Shares, outstanding	1,320,938	1,413,205	1,359,487
Redemption, shares		6,636,795	6,690,513
Class A ordinary shares aggregate converted basis		20.00%
Ordinary shares subject to possible redemption	6,729,062	6,636,795
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Voting rights	Holders of the Class B ordinary shares are entitled to one vote for each share.	Holders of the Class B ordinary shares are entitled to one vote for each share.	Holders of the Class B ordinary shares are entitled to one vote for each share.
Ordinary shares, issued	2,082,500	2,082,500	2,082,500
Ordinary Shares, outstanding	2,082,500	2,082,500	2,082,500
Representative shares issued		70,000
Representative shares outstanding	70,000		70,000
Common stock conversion basis issued and outstanding percentage	20.00%